ETF SERIES SOLUTIONS
615 East Michigan Street | Milwaukee, Wisconsin 53202

August 14, 2026

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street NE
Washington, DC 20549

Re:	ETF Series Solutions (the “Trust”) File Nos.: 333-179562 and 811-22668 Defiance China Robotics ETF (S000107536) (the “Fund”)
Ladies and Gentlemen:
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust on behalf of the Fund, hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from that contained in the most recent amendment dated August 10, 2026, and filed electronically as Post-Effective Amendment No. 1213 to the Trust’s Registration Statement on Form N-1A on August 10, 2026.
If you have any questions or require further information, do not hesitate to contact me at ESSRegulatoryAdministration@usbank.com.

Sincerely,

/s/ Rachel A. Spearo
Rachel A. Spearo
for U.S. Bank Global Fund Services, the Trust's administrator